PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
U.S.
Change in plan assets
Plan assets at the beginning of the period	$ 648.5	$ 551.2
Actual return on plan assets	61.8	83.9
Plan transfer	5.7	2.0
Employer contributions	76.8	57.6
Benefits paid	(45.4)	(46.2)
Plan assets at the end of the period	747.4	648.5
Int'l
Change in plan assets
Plan assets at the beginning of the period	515.0	441.3
Actual return on plan assets	26.6	62.7
Plan transfer	2.3
Employer contributions	28.9	19.4
Participant contributions	4.1	4.1
Benefits paid	(21.2)	(22.3)
Settlements	(6.0)
Foreign currency translation	16.9	9.8
Plan assets at the end of the period	566.6	515.0
U.S. Postretirement Health Benefits
Change in plan assets
Employer contributions	2.3	2.5
Participant contributions	1.2	1.2
Benefits paid	$ (3.5)	$ (3.7)